Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Assets:
Cash and deposits with banks	¥ 62,471,453	¥ 57,763,441
Call loans and bills bought	898,256	2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed	13,745,996	10,345,994
Trading assets	2,785,016	2,767,691
Derivative financial instruments	6,279,801	3,382,574
Financial assets at fair value through profit or loss	1,478,356	2,641,416
Investment securities	21,864,386	17,825,027
Loans and advances	94,671,818	90,682,938
Investments in associates and joint ventures	826,736	1,038,823
Property, plant and equipment	1,764,611	1,507,786
Intangible assets	835,477	821,785
Other assets	4,272,630	4,079,871
Current tax assets	161,729	143,459
Deferred tax assets	102,198	37,073
Total assets	212,158,463	195,503,623
Liabilities:
Deposits	138,431,418	134,404,652
Call money and bills sold	3,740,540	1,307,779
Repurchase agreements and cash collateral on securities lent	15,455,782	12,887,249
Trading liabilities	2,018,484	1,998,694
Derivative financial instruments	5,555,201	3,051,773
Borrowings	17,121,362	12,167,858
Debt securities in issue	10,985,048	11,171,209
Provisions	200,053	194,818
Other liabilities	7,601,355	6,131,739
Current tax liabilities	48,159	147,041
Deferred tax liabilities	66,183	267,365
Total liabilities	201,223,585	183,730,177
Equity:
Capital stock	2,339,965	2,339,443
Capital surplus	728,551	726,012
Retained earnings	5,609,854	5,715,101
Treasury stock	(13,984)	(16,302)
Equity excluding other reserves	8,664,386	8,764,254
Other reserves	1,525,720	1,916,366
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	10,190,106	10,680,620
Non-controlling interests	60,296	494,123
Equity attributable to other equity instruments holders	684,476	598,703
Total equity	10,934,878	11,773,446
Total equity and liabilities	¥ 212,158,463	¥ 195,503,623